Financial risk management and fair values - Liquidity risk (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Current assets	¥ 5,716,232,000	¥ 1,676,956,000
Net cash generated from operating activities	¥ 916,320,000	826,484,000	¥ 1,038,471,000
Unsecured bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans repayable on demand		¥ 200,000,000